Acquisition And Disposition - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2011 Entity	Sep. 29, 2010	Sep. 30, 2012 Property	Sep. 30, 2011	Dec. 31, 2011 Property		Dec. 31, 2010 Property
Business Acquisitions and Dispositions [Line Items]
Percentage of General Partnership interest acquired		90.00%
Issuance of shares of Common Stock for cash							$ 1,645
Cash		5,000,000
Real estate assets		7,200,000
Debt		7,200,000
Share issued in business acquisition		22,500,000
Value of shares issued in business combination		5,000,000
Net assets		5,000,000
Issue of warrant to purchase common stock		1,645,000
Warrant exercise price		0.001
Contingent shares issuable		8,000,000	8,000,000	8,000,000	8,000,000
Noncontrolling interests		411,000
Interest in Nexcore prior to acquisition		10.00%
Acquisition costs							190,000
Real estate properties held for sale, value			22		20		9
Real estate properties held for sale, value							7,191,821
Subsidiaries transferred to CDA	9
Loss on transfer of subsidiaries	(13,461)			(13,461)	(13,461)	[1]
Completed project
Business Acquisitions and Dispositions [Line Items]
Real estate properties held for sale, value							3
Real estate properties held for sale, value							3,506,054
Vacant Land Parcels
Business Acquisitions and Dispositions [Line Items]
Real estate properties held for sale, value							6
Real estate properties held for sale, value							3,685,767
Two related private investment companies
Business Acquisitions and Dispositions [Line Items]
Issuance of shares of Common Stock for cash		$ 5,000,000

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.